Supplement dated January 31, 2022
to the Prospectus dated May 10, 2021 for
Executive Benefit VUL II
Issued by
Great-West Life & Annuity Insurance Company
COLI VUL-2 SERIES ACCOUNT

Supplement dated January 31, 2022
to the Prospectus dated May 3, 2003 for
Executive Benefit VUL II
Issued by
Great-West Life & Annuity Insurance Company of New York
COLI VUL-2 SERIES ACCOUNT

This Supplement amends certain information in your variable life insurance policy (“Policy”) prospectus (the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

The Great-West Large Cap Value Fund is closed to new Policies. Policies that currently hold the Fund may continue to allocate to that Fund.